Virtus Insight Government Money Market Fund, Virtus Insight Money Market
Fund and Virtus Insight Tax-Exempt Money Market Fund,

each a series of Virtus Insight Trust

Supplement dated October 21, 2014 to the

Virtus Insight Government Money Market Fund, Virtus Insight Money Market Fund, and
Virtus Insight Tax-Exempt Money Market Fund Summary Prospectus, Statutory Prospectus
and Statement of Additional Information (“SAI”), each dated April 30, 2014

Important Notice to Investors

Virtus Insight Government Money Market Fund

Effective October 20, 2014, the Virtus Insight Government Money Market Fund, formerly a series of Virtus Insight Trust, was liquidated. The Virtus Insight Government Money Market Fund has ceased to exist and is no longer available for sale. Accordingly, the Virtus Insight Government Money Market Fund Prospectuses and SAI are no longer valid.

Virtus Insight Money Market Fund

Effective October 20, 2014, the Virtus Insight Money Market Fund, formerly a series of Virtus Insight Trust, was liquidated. The Virtus Insight Money Market Fund has ceased to exist and is no longer available for sale. Accordingly, the Virtus Insight Money Market Fund Prospectuses and SAI are no longer valid.

Virtus Insight Tax-Exempt Money Market Fund

Effective October 20, 2014, the Virtus Insight Tax-Exempt Money Market Fund, formerly a series of Virtus Insight Trust, was liquidated. The Virtus Insight Tax-Exempt Money Market Fund has ceased to exist and is no longer available for sale. Accordingly, the Virtus Insight Tax-Exempt Money Market Fund Prospectuses and SAI are no longer valid.

Investors should retain this supplement with the Prospectuses and Statement of Additional Information for future reference.

VIT 8003/MMFsClosed (10/2014)